COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 7. COMMITMENTS AND CONTINGENCIES

Lease Commitments

In March 2011, the Company entered into an operating lease for its new Florida office and warehouse facilities, which expires on April 30, 2013, which provides for minimum annual rentals of approximately $144,000, and provides, subject to the Company's exercise, three successive one-year renewal options. In March 2013, the Company exercised the first one-year renewal option thereby extending the term through April 30, 2014 at an annual rental payment of $151,200.

The remaining minimum annual rents for the years ending December 31 are:

2013	$37,800
2014	50,400

Total	$88,200

Rent expense for the three months ended September 30, 2013 and 2012 was $40,068 and $38,160, respectively. Rent expense for the nine months ended September 30, 2013 and 2012 was $117,660 and $114,480, respectively. Rent expense is included in selling, general and administrative expenses in the accompanying condensed consolidated statements of operations.

Employment Agreements

On October 1, 2009, the Company entered into an employment agreement with Kevin Frija to serve as its Chief Executive Officer and Director. The agreement provided for the payment of $72,000 in annual base salary, a one-time bonus of $48,000 payable ratably over a twelve (12) month period and an award to purchase up to 900,000 shares of the Company's common stock which vested monthly on a pro-rata basis over twelve (12) months, and are exercisable at $0.45 per share. The agreement expired on September 10, 2010 and the Company has continued to employ Mr. Frija as its Chief Executive Officer on an at-will basis. Mr. Frija also served as the Company's Chief Financial Officer from October 1, 2009 until February 29, 2012. Effective February 29, 2012, Mr. Frija resigned as the Company's Chief Financial Officer as a result of the Company's appointment of Harlan Press as the Company's Chief Financial Officer as described below.

On February 27, 2012, the Company entered into a new employment agreement with Mr. Frija pursuant to which Mr. Frija will continue being employed as Chief Executive Officer and also be employed as President of the Company for a term that shall begin on January 1, 2012, and, unless sooner terminated as provided therein, shall end on December 31, 2014; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months' advance written notice of its intention not to extend the term of employment. Mr. Frija will receive a base salary of $144,000, increasing to $150,000 and $159,000, respectively, for the second and third years of the Agreement. The Company has agreed to pay Mr. Frija a one-time cash retention bonus in the amount of $10,500 on or before June 30, 2012. Mr. Frija shall be eligible to participate in the Company's annual performance based bonus program, as the same may be established from time to time by the Company's Board of Directors in consultation with Mr. Frija for executive officers of the Company. In addition, the Company may terminate Mr. Frija's employment at any time, with or without cause (as defined in the employment agreement), and Mr. Frija may terminate his employment with the Company without or for good reason (as defined in the employment agreement), provided that termination by either party is subject to advance written notice and, in most instances, the satisfaction of other conditions. Under the employment agreement, in the event Mr. Frija's employment is terminated by the Company without cause or by Mr. Frija for good reason, Mr. Frija will be entitled to receive severance benefits equal to three months of his base salary for each year of service. Mr. Frija's employment agreement also contains term and post-termination non-solicitation, confidentiality and non-competition covenants.

As noted above, effective February 29, 2012, Mr. Harlan Press was appointed as Chief Financial Officer of the Company in connection with his entry into an employment agreement with the Company, the terms and conditions of which are summarized below.

On February 27, 2012, the Company entered into the aforesaid employment agreement with Mr. Press pursuant to which Mr. Press will be employed as Chief Financial Officer of the Company for a term that shall begin on February 29, 2012, and, unless sooner terminated as provided therein, shall end on February 28, 2015; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months' advance written notice of its intention not to extend the term of employment. Mr. Press will receive a base salary of $175,000, increasing to $181,000 and $190,000, respectively, for the second and third years of the employment agreement. Mr. Press shall be eligible to participate in the Company's annual performance based bonus program, as the same may be established from time to time by the Company's Board of Directors in consultation with Mr. Press for executive officers of the Company.

In addition, the Company may terminate Mr. Press' employment at any time, with or without cause (as defined in the employment agreement), and Mr. Press may terminate his employment with the Company without or for good reason (as defined in the employment agreement), provided that termination by either party is subject to advance written notice and, in most instances, the satisfaction of other conditions. Under the employment agreement, in the event Mr.

Press' employment is terminated by the Company without cause or by Mr. Press for good reason, Mr. Press will be entitled to receive severance benefits equal to three months of his base salary for each year of service. In addition, Mr. Press will receive a 10-year option to purchase 200,000 shares of the Company's common stock at an exercise price of $0.20, vesting monthly at the rate of approximately 5,556 per month. Mr. Press' employment agreement also contains term and post-termination non-solicitation, confidentiality and non-competition covenants.

In consideration of Mr. Press personally guaranteeing certain of the Company's obligations under the Factoring Agreement, the Company has agreed to amend Mr. Press's employment agreement dated February 27, 2012 effective as of the date of the Factoring Agreement as follows: (i) the initial term of employment (through February 28, 2015) shall automatically renew for successive one-year periods so long as Mr. Press's personal guarantee of the Factoring Agreement remains in full force and effect (provided that the initial term or any renewal term may be terminated (a) upon Mr. Press's death or (b) by the Company for cause (as defined in the employment agreement) or (c) by Mr. Press either (x) for good reason (as defined in the employment agreement) or (y) without good reason), (ii) if Mr. Press's personal guarantee of the Factoring Agreement is enforced against him then all of his stock options to the extent then unvested shall automatically vest in full on the date of such enforcement, (iii) the Company may not terminate Mr. Press's employment for disability or without cause so long as his personal guarantee of the Factoring Agreement remains in full force and effect and (iv) the Company shall indemnify Mr. Press against all losses, claims, expenses and other liabilities of any nature arising out of or relating to enforcement of his personal guarantee of the Factoring Agreement, and such indemnification shall survive until such time Mr. Press has been permanently and unconditionally released from his personal guarantee of the Factoring Agreement.

On December 12, 2012, the Company entered into an employment agreement with Christopher Santi to serve as its Chief Operating Officer pursuant to which Mr. Santi will be employed as Chief Operating Officer of the Company for a term that shall begin on December 12, 2012, and, unless sooner terminated as provided therein, shall end on December 11, 2015; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months' advance written notice of its intention not to extend the term of employment. Mr. Santi will receive a base salary of $156,000, increasing to $162,000 and $170,000, respectively, for the second and third years of the employment agreement. Mr. Santi shall be eligible to participate in the Company's annual performance based bonus program, as the same may be established from time to time by the Company's Board of Directors in consultation with Mr. Santi for executive officers of the Company.

In addition, the Company may terminate Mr. Santi's employment at any time, with or without cause (as defined in the employment agreement), and Mr. Santi may terminate his employment with the Company without or for good reason (as defined in the employment agreement), provided that termination by either party is subject to advance written notice and, in most instances, the satisfaction of other conditions. Under the employment agreement, in the event Mr. Santi's employment is terminated by the Company without cause or by Mr. Santi for good reason, Mr. Santi will be entitled to receive severance benefits equal to two months of his base salary for each year of service. In addition, Mr. Santi will receive a 10-year option to purchase up to 100,000 shares of the Company's common stock at an exercise price of $0.25, vesting monthly at the rate of 2,777.8 per month. Mr. Santi' employment agreement also contains term and post-termination non-solicitation, confidentiality and non-competition covenants.

Effective February 19, 2013, as a result of the Company's appointment of Jeffrey Holman as the Company's President, Mr. Frija resigned the position of President and Mr. Frija will continue in his role as Chief Executive Officer of Company under the terms of his February 27, 2012 employment Agreement.

On February 19, 2013, the Company entered into an employment agreement with Mr. Holman pursuant to which Mr. Holman will be employed as President of the Company for a term that shall begin on February 19, 2013, and, unless sooner terminated as provided therein, shall end on December 31, 2015; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months' advance written notice of its intention not to extend the term of employment. Mr. Holman will receive a base salary of $182,000 for the first two years of the employment agreement. Mr. Holman shall be eligible to participate in the Company's annual performance based bonus program, as the same may be established from time to time by the Company's Board of Directors in consultation with Mr. Holman for executive officers of the Company.

In addition, the Company may terminate Mr. Holman's employment at any time, with or without cause (as defined in the employment agreement), and Mr. Holman may terminate his employment with the Company without or for good reason (as defined in the employment agreement), provided that termination by either party is subject to advance written notice and, in most instances, the satisfaction of other conditions. Under the employment agreement, in the event Mr. Holman's employment is terminated by the Company without cause or by Mr. Holman for good reason, Mr. Holman will be entitled to receive severance benefits equal to three months of his base salary for each year of service. Mr. Holman' employment agreement also contains term and post-termination non-solicitation, confidentiality and non-competition covenants.

Legal Proceedings

From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of its business. There were no pending material claims or legal matters as of September 30, 2013 other than the following matters.

On May 15, 2011, the Company became aware that Ruyan Investment (Holdings) Limited ("Ruyan") had named the Company, along with three other sellers of electronic cigarettes in a lawsuit alleging patent infringement under federal law. In that lawsuit, which was initially filed on January 12, 2011, Ruyan was unsuccessful in bringing suit against the Company due to procedural rules of the court. Subsequent thereto, on July 29, 2011, Ruyan filed a new lawsuit in which it named the Company, along with seven other sellers of electronic cigarettes, alleging patent infringement under federal law. The lawsuit is Ruyan Investment (Holdings) Limited vs. Vapor Corp. et. al.2:11 CV-06268- GAF-FFM and is pending in the United States District Court for the Central District of California. On September 23, 2011, the Company filed an answer and counterclaims against Ruyan in the lawsuit. A joint scheduling conference among the parties occurred on January 9, 2012. On February 6, 2012, the Court sent out its final Scheduling Order and established a trial date of June 25, 2013. On February 27, 2012, Ruyan served its Infringement Contentions against the Company claiming that the Company's Fifty-One Trio model of electronic cigarette infringes their patent. On March 1, 2013, the Company and Ruyan settled this multi-defendant federal patent infringement lawsuit as to them pursuant to a settlement agreement by and between them. Under the terms of the settlement agreement:

• The Company acknowledged the validity of Ruyan's U.S. Patent No. 7,832,410 for "Electronic Atomization Cigarette" (the "410 Patent"), which had been the subject of Ruyan's patent infringement claim against the Company;

• The Company paid Ruyan a lump sum payment of $12,000 for the Company's previous sales of electronic cigarettes based on the 410 Patent; and

• On March 1, 2013, in conjunction with releasing one another (including their respective predecessors, successors, officers, directors and employees, among others) from claims related to the 410 Patent, the Company and Ruyan filed a Stipulated Judgment and Permanent Injunction with the above Court dismissing with prejudice all claims which have been or could have been asserted by them in the lawsuit.

On June 22, 2012, Ruyan filed a second lawsuit against the Company alleging patent infringement under federal law by the Company of a certain patent issued to Ruyan by the United States Patent Office on April 17, 2012. Ruyan has filed separate cases of patent infringement against 10 different defendants, including the Company, asserting that each defendant has infringed United States Patent No. 8,156,944. (the "944 Patent"). Ruyan's second lawsuit against the Company known as Ruyan Investment (Holdings) Limited vs. Vapor Corp. CV-12-5466 is pending in the United States District Court for the Central District of California. All of these lawsuits have been consolidated for discovery and pre-trial purposes. The Company intends to vigorously defend against this lawsuit.

On February 25, 2013, Ruyan's second federal patent infringement lawsuit against the Company as well as all of the other consolidated lawsuits were stayed as a result of the Court granting a stay in one of the consolidated lawsuits. The Court granted the motion to stay Ruyan's separate lawsuits against the Company and the other defendants because one of the defendants has filed a request for inter partes reexamination of the 944 Patent. The purpose of the reexamination of the 944 Patent is to reevaluate its patentability.

As a result of the stay, all of the consolidated lawsuits involving the 944 Patent have been stayed until the reexamination is completed. As a condition to granting the stay of all the lawsuits, the Court has required any other defendant who desires to seek reexamination of the 944 Patent and potentially seek another stay (or an extension of the existing stay) based on any such reexamination to seek such reexamination no later than July 1, 2013. Two other defendants sought reexamination of the 944 Patent before expiration of such Court-imposed deadline of July 1, 2013. All reexamination proceedings of the 944 Patent have been stayed by the United States Patent and Trademark Office Patent Trial and Appeal Board pending its approval of one or more of them.

Note 8. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company was obligated under an operating lease for its Florida office, which called for minimum annual rentals of $23,000. The lease expired in December 2010. The Company continued to lease those premises on a month-to-month basis through April 2011.

In March 2011, the Company entered into an operating lease for its new Florida office and warehouse facilities, which expires on April 30, 2013, which provides for minimum annual rentals of approximately $144,000, and provides, subject to the Company's exercise, three successive one-year renewal options. The Company recently exercised the lease's first one-year renewal option thereby extending the term through April 30, 2014 at an annual rental payment of $151,200.

The remaining minimum annual rents for the years ending December 31 are:

2013	$148,800

2014	50,400

Total	$199,200

Rent expense for the years ended December 31, 2012 and 2011 was $152,640 and $109,223, respectively.

Employment Agreements

On October 1, 2009, the Company entered into an employment agreement with Kevin Frija to serve as its Chief Executive Officer and Director. The agreement provided for the payment of $72,000 in annual base salary, a one-time bonus of $48,000 payable ratably over a twelve (12) month period and an award to purchase up to 900,000 shares of the Company's common stock which vested monthly on a pro-rata basis over twelve (12) months, and are exercisable at $0.45 per share. The agreement expired on September 10, 2010 and the Company has continued to employ Mr. Frija as its Chief Executive Officer on an at-will basis. Mr. Frija also served as the Company's Chief Financial Officer from October 1, 2009 until February 29, 2012. Effective February 29, 2012, Mr. Frija resigned as the Company's Chief Financial Officer as a result of the Company's appointment of Harlan Press as the Company's Chief Financial Officer as described below.

On February 27, 2012, the Company entered into a new employment agreement with Mr. Frija pursuant to which Mr. Frija will continue being employed as Chief Executive Officer and also be employed as President of the Company for a term that shall begin on January 1, 2012, and, unless sooner terminated as provided therein, shall end on December 31, 2014; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months' advance written notice of its intention not to extend the term of employment. Mr. Frija will receive a base salary of $144,000, increasing to $150,000 and $159,000, respectively, for the second and third years of the Agreement. The Company has agreed to pay Mr. Frija a one-time cash retention bonus in the amount of $10,500 on or before June 30, 2012. Mr. Frija shall be eligible to participate in the Company's annual performance based bonus program, as the same may be established from time to time by the Company's Board of Directors in consultation with Mr. Frija for executive officers of the Company. In addition, the Company may terminate Mr. Frija's employment at any time, with or without cause (as defined in the employment agreement), and Mr. Frija may terminate his employment with the Company without or for good reason (as defined in the employment agreement), provided that termination by either party is subject to advance written notice and, in most instances, the satisfaction of other conditions. Under the employment agreement, in the event Mr. Frija's employment is terminated by the Company without cause or by Mr. Frija for good reason, Mr. Frija will be entitled to receive severance benefits equal to three months of his base salary for each year of service. Mr. Frija's employment agreement also contains term and post-termination non-solicitation, confidentiality and non-competition covenants.

As noted above, effective February 29, 2012, Mr. Harlan Press was appointed as Chief Financial Officer of the Company in connection with his entry into an employment agreement with the Company, the terms and conditions of which are summarized below.

On February 27, 2012, the Company entered into the aforesaid employment agreement with Mr. Press pursuant to which Mr. Press will be employed as Chief Financial Officer of the Company for a term that shall begin on February 29, 2012, and, unless sooner terminated as provided therein, shall end on February 28, 2015; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months' advance written notice of its intention not to extend the term of employment. Mr. Press will receive a base salary of $175,000, increasing to $181,000 and $190,000, respectively, for the second and third years of the employment agreement. Mr. Press shall be eligible to participate in the Company's annual performance based bonus program, as the same may be established from time to time by the Company's Board of Directors in consultation with Mr. Press for executive officers of the Company.

In addition, the Company may terminate Mr. Press' employment at any time, with or without cause (as defined in the employment agreement), and Mr. Press may terminate his employment with the Company without or for good reason (as defined in the employment agreement), provided that termination by either party is subject to advance written notice and, in most instances, the satisfaction of other conditions. Under the employment agreement, in the event Mr. Press' employment is terminated by the Company without cause or by Mr. Press for good reason, Mr. Press will be entitled to receive severance benefits equal to three months of his base salary for each year of service. In addition, Mr. Press will receive a 10-year option to purchase 200,000 shares of the Company's common stock at an exercise price of $0.20, vesting monthly at the rate of approximately 5,556 per month. Mr. Press' employment agreement also contains term and post-termination non-solicitation, confidentiality and non-competition covenants.

On December 12, 2012, the Company entered into an employment agreement with Christopher Santi to serve as its Chief Operating Officer pursuant to which Mr. Santi will be employed as Chief Operating Officer of the Company for a term that shall begin on December 12, 2012, and, unless sooner terminated as provided therein, shall end on December 11, 2015; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months' advance written notice of its intention not to extend the term of employment. Mr. Santi will receive a base salary of $156,000, increasing to $162,000 and $170,000, respectively, for the second and third years of the employment agreement. Mr. Santi shall be eligible to participate in the Company's annual performance based bonus program, as the same may be established from time to time by the Company's Board of Directors in consultation with Mr. Santi for executive officers of the Company.

In addition, the Company may terminate Mr. Santi's employment at any time, with or without cause (as defined in the employment agreement), and Mr. Santi may terminate his employment with the Company without or for good reason (as defined in the employment agreement), provided that termination by either party is subject to advance written notice and, in most instances, the satisfaction of other conditions. Under the employment agreement, in the event Mr. Santi's employment is terminated by the Company without cause or by Mr. Santi for good reason, Mr. Santi will be entitled to receive severance benefits equal to two months of his base salary for each year of service. In addition, Mr. Santi will receive a 10-year option to purchase up to 100,000 shares of the Company's common stock at an exercise price of $0.25, vesting monthly at the rate of 2,777.8 per month. Mr. Santi' employment agreement also contains term and post-termination non-solicitation, confidentiality and non-competition covenants.

Legal Proceedings

From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of its business. There were no pending material claims or legal matters as of December 31, 2012 other than the following matters.

On May 15, 2011, the Company became aware that Ruyan Investment (Holdings) Limited ("Ruyan") had named the Company, along with three other sellers of electronic cigarettes in a lawsuit alleging patent infringement under federal law. In that lawsuit, which was initially filed on January 12, 2011, Ruyan was unsuccessful in bringing suit against the Company due to procedural rules of the court. Subsequent thereto, on July 29, 2011, Ruyan filed a new lawsuit in which it named the Company, along with seven other sellers of electronic cigarettes, alleging patent infringement under federal law. The lawsuit is Ruyan Investment (Holdings) Limited vs. Vapor Corp. et. al.2:11 CV-06268- GAF-FFM and is pending in the United States District Court for the Central District of California. On September 23, 2011, the Company filed an answer and counterclaims against Ruyan in the lawsuit. A joint scheduling conference among the parties occurred on January 9, 2012. On February 6, 2012, the Court sent out its final Scheduling Order and established a trial date of June 25, 2013. On February 27, 2012, Ruyan served its Infringement Contentions against the Company claiming that the Company's Fifty-One Trio model of electronic cigarette infringes their patent. On March 1, 2013, the Company and Ruyan settled this multi-defendant federal patent infringement lawsuit as to them pursuant to a settlement agreement by and between them. Under the terms of the settlement agreement:

•

The Company acknowledged the validity of Ruyan's U.S. Patent No. 7,832,410 for "Electronic Atomization Cigarette" (the "410 Patent"), which had been the subject of Ruyan's patent infringement claim against the Company;

•	The Company paid Ruyan a lump sum payment of $12,000 for the Company's previous sales of electronic cigarettes based on the 410 Patent; and

•

On March 1, 2013, in conjunction with releasing one another (including their respective predecessors, successors, officers, directors and employees, among others) from claims related to the 410 Patent, the Company and Ruyan filed a Stipulated Judgment and Permanent Injunction with the above Court dismissing with prejudice all claims which have been or could have been asserted by them in the lawsuit.

On June 22, 2012, Ruyan filed a second lawsuit against the Company alleging patent infringement under federal law by the Company of a certain patent issued to Ruyan by the United States Patent Office on April 17, 2012. Ruyan has filed separate cases of patent infringement against 10 different defendants, including the Company, asserting that each defendant has infringed United States Patent No. 8,156,944. (the "944 Patent"). Ruyan's second lawsuit against the Company known as Ruyan Investment (Holdings) Limited vs. Vapor Corp. CV-12-5466 is pending in the United States District Court for the Central District of California. All of these lawsuits have been consolidated for discovery and pre-trial purposes. The Company intends to vigorously defend against this lawsuit.

On February 25, 2013, Ruyan's second federal patent infringement lawsuit against the Company as well as all of the other consolidated lawsuits were stayed as a result of the Court granting a stay in one of the consolidated lawsuits. The Court granted the motion to stay Ruyan's separate lawsuits against the Company and the other defendants because one of the defendants has filed a request for inter partes reexamination of the 944 Patent. The purpose of the reexamination of the 944 Patent is to reevaluate its patentability.

As a result of the stay, all of the consolidated lawsuits involving the 944 Patent have been stayed until the reexamination is completed. As a condition to granting the stay of all the lawsuits, the Court has required any other defendant who desires to seek reexamination of the 944 Patent and potentially seek another stay (or an extension of the existing stay) based on any such reexamination to seek such reexamination no later than July 1, 2013.

Purchase Commitments

At December 31, 2012 and 2011, the Company has vendor deposits of $279,062 and $497,455, respectively, and vendor deposits are included as a component of prepaid expenses on the consolidated balance sheets included herewith.